Related Party and Party-in-Interest Transactions (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments (Note 3)	$ 703,628,323	$ 607,996,443
UGI Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments (Note 3)	27,365,501	22,487,831
Original cost of UGI Common Stock held by the Plan	$ 22,036,629	$ 23,394,271
Number of Shares/Units (in shares)	720,301	779,814
Total sales at market value related to UGI Common Stock	$ 3,524,552	$ 1,694,900
Total contributions into UGI Common Stock	1,029,131	993,592
Dividend income	$ 1,159,388	$ 1,161,372